Investment properties (Tables)	12 Months Ended
Jun. 30, 2018
Investment Properties
Schedule of investment properties

Changes in the Group’s investment properties according to the fair value hierarchy for the years ended June 30, 2018 and 2017 were as follows:

	June 30, 2018		June 30, 2017
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	8,158	91,795	6,594	76,109
Additions	1,335	1,954	592	2,059
Financial cost charged	22	60	3	-
Capitalized leasing costs	5	13	23	1
Amortization of capitalized leasing costs (i)	(3)	(2)	(1)	(1)
Transfers	2	(2)	-	-
Transfers from / to property, plant and equipment	(5)	1,705	(17)	173
Transfers to trading properties	353	-	-	(14)
Reclassification to assets held for sale	-	(521)	-	(71)
Deconsolidation (see Note 4.G.)	-	(4,489)	-	-
Assets incorporated by business combination	-	107	-	-
Reclassifications previous years	-	-	-	(224)
Disposals	(179)	(392)	(179)	(41)
Cumulative translation adjustment	-	40,041	-	10,494
Net gain from fair value adjustment	6,437	16,332	1,143	3,310
Fair value at the end of the year	16,125	146,601	8,158	91,795

(i) Amortization charges of capitalized leasing costs were included in “Costs” in the Statements of Income (Note 23).

Schedule of investment property of the Group

The following is the balance by type of investment property of the Group as of June 30, 2018 and 2017:

	06.30.2018	06.30.2017
Rental properties	141,241	89,301
Undeveloped parcels of land	12,608	7,647
Properties under development	8,877	3,005
Total	162,726	99,953

Schedule of recognized in the Statements of Income

The following amounts have been recognized in the Statements of Income:

	June 30, 2018	June 30, 2017	June 30, 2016
Rental and services income	10,671	8,711	5,268
Direct operating expenses	(3,046)	(2,838)	(1,888)
Development expenditures	(1,731)	(1,397)	(11)
Net realized gain from fair value adjustment of investment properties	227	128	908
Net unrealized gain from fair value adjustment of investment properties	22,542	4,325	16,651

Schedule of fair value measurements of investment properties

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

				Sensitivity (i)
				06.30.18		06.30.17
Description	Valuation technique	Parameters	Range fiscal year 2018	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Offices (Level 3)	Discounted cash flows	Discount rate	7.00% a 9.00%	(1,556)	1,864	(1,040)	1,193
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 63	3,037	(3,037)	1,772	(1,772)
Rental properties in Israel - Commercial use (Level 3)	Discounted cash flows	Discount rate	7.00% a 9.00%	(1,322)	1,457	(759)	853
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 87	1,640	(1,640)	1,003	(1,003)
Rental properties in Israel - Industrial use (Level 3)	Discounted cash flows	Discount rate	7.75% a 9.00%	(477)	538	(316)	377
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 31	996	(996)	599	(599)
Rental properties in USA - HSBC Building (Level 3)	Discounted cash flows	Discount rate	6.25%	(1,212)	1,269	(715)	765
		Weighted average rental value per square meter (m2) per month, in USD	USD 73	2,654	(2,654)	1,497	(1,497)
Rental properties in USA - Las Vegas project (Level 3)	Discounted cash flows	Discount rate	8.50%	(134)	141	(86)	91
		Weighted average rental value per square meter (m2) per month, in USD	USD 33	301	(301)	200	(200)
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	9.79%	(5,046)	6,796	(3,948)	5,445
		Growth rate	3.00%	3,104	(2,307)	2,464	(1,794)
		Inflation	(*)	4,035	(3,643)	2,684	(2,425)
		Devaluation	(*)	(6,554)	9,831	(4,703)	7,054
Plot of land in Argentina (Level 3)	Comparable with incidence adjustment	Value per square meter (m2)	9,200	64	65	18	(52)
		% of incidence	3.00%	2,165	(2,167)	1,168	(1,202)
Properties under development in Israel (Level 3)	Estimated fair value of the investment property after completing the construction	Weighted average construction cost per square meter (m2) in NIS	5,787 NIS/m2	-	-	-	-
		Annual weighted average discount rate	7.00% a 9.00%	(377)	377	(437)	437

(*) For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 19.51 (corresponding to the year ended June 30, 2018) and arriving at Ps. 49.05. In the long term, a nominal devaluation rate of 5.6% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 25.0% (corresponding to the year ended June 30, 2018) and stabilizes at 8% after 10 years. These premises were determined at the closing date of the fiscal year.

(i) Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 20% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.